LONG-TERM DEBT (Details Narrative) - P P P Loan [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest Rate		1.00%
Capital Loans		$ 300	$ 300
Airspan [Member]
Debt Instrument [Line Items]
Interest Rate	1.00%
Capital Loans	$ 300	$ 300